Supplement to the Summary Prospectuses Dated February 25, 2010:

Vanguard Short-Term Tax-Exempt Fund
Investor Shares & Admiral™ Shares

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares & Admiral™ Shares

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares & Admiral™ Shares

Vanguard Long-Term Tax-Exempt Fund
Investor Shares & Admiral™ Shares

Vanguard High-Yield Tax-Exempt Fund
Investor Shares & Admiral™ Shares

Add “(revised April 22, 2010)” to the front cover following “February 25, 2010.”

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPSMUNI 042010